Trading account gains and losses (Tables)	12 Months Ended
Mar. 31, 2026
Trading Account Gains And Losses [Abstract]
Net Trading Gains and Losses	Net trading gains (losses) for the fiscal years ended March 31, 2024, 2025 and 2026 are comprised of the following:

	2024	2025	2026
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	(171,498)	283,448	815,381
Derivative contracts:
Interest rate contracts	(22,003)	(10,636)	(709,941)
Foreign exchange contracts (1)	387,591	464,463	332,489
Equity-related contracts	240,277	64,292	(317,436)
Credit-related contracts (2)	(2,101)	7,495	(21,910)
Other contracts	(42,005)	(5,678)	4,166
Total	390,260	803,383	102,749
Foreign exchange gains (losses)—net (3)	(19,390)	(185,963)	(40,536)

Net trading gains (losses)	370,870	617,420	62,213

Notes:
(1)	Amounts include gains and losses on currency swaps.
(2)
Amounts do not include the net gains (losses) of ¥(952) million, ¥(964) million and ¥(809) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2024, 2025 and 2026, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).

(3)
Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.